Stockholders' equity and stock-based compensation (Details) - Schedule of option award activity for employees - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of option award activity for employees [Abstract]
Number of options outstanding, Beginning balance		14,469,493	10,622,626	5,457,736
Weighted-average exercise price per share, Beginning balance		$ 0.93	$ 0.76	$ 0.54
Weighted- average remaining contractual life (years), Beginning balance				8 years 10 months 24 days
Aggregate intrinsic value, Beginning balance		$ 30,880,726	$ 5,836,457	$ 765,591
Number of options outstanding, Options granted	1,370,700	4,186,892	4,383,239	5,636,140
Weighted-average exercise price per share, Options granted	$ 7.77	$ 3.35	$ 1.05	$ 0.96
Number of options outstanding, Options exercised	(316,604)	(509,918)	(213,490)	(68,903)
Weighted-average exercise price per share, Options exercised	$ 0.66	$ 1.70	$ 0.49	$ 0.33
Number of options outstanding, Options forfeited			(232,113)	(393,806)
Weighted-average exercise price per share, Options forfeited	$ 2.41	$ 1.76	$ 0.97	$ 0.66
Number of options outstanding, Options expired			(90,769)	(8,541)
Weighted-average exercise price per share, Options expired			$ 0.76	$ 0.38
Number of options outstanding, Ending balance			14,469,493	10,622,626
Weighted-average exercise price per share, Ending balance			$ 0.93	$ 0.76
Weighted- average remaining contractual life (years), Ending balance			8 years 2 months 12 days	8 years 7 months 6 days
Aggregate intrinsic value, Ending balance			$ 30,880,726	$ 5,836,457
Number of options outstanding, Options vested and exercisable	3,422,783	3,486,657	1,947,361	4,208,556
Weighted-average exercise price per share, Options vested and exercisable	$ 1.46	$ 1.39	$ 0.63	$ 0.55
Weighted- average remaining contractual life (years), Options vested and exercisable			7 years	8 years
Aggregate intrinsic value, Options vested and exercisable	$ 23,970,041	$ 21,218,494	$ 4,734,286	$ 3,180,418